Income Taxes - Operating Loss Carryforwards (Details 6) $ in Millions	Sep. 01, 2016 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 11,880
2017 - 2021
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	4,668
2022 - 2026
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	1,185
2027 - 2031
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	3,413
2032 - 2036
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	2,092
Indefinite
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	522
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	3,896
Federal | 2017 - 2021
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
Federal | 2022 - 2026
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
Federal | 2027 - 2031
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	2,321
Federal | 2032 - 2036
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	1,575
Federal | Indefinite
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	1,939
State | 2017 - 2021
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	57
State | 2022 - 2026
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	273
State | 2027 - 2031
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	1,092
State | 2032 - 2036
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	517
State | Indefinite
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
Japan
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	4,281
Japan | 2017 - 2021
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	3,653
Japan | 2022 - 2026
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	628
Japan | 2027 - 2031
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
Japan | 2032 - 2036
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
Japan | Indefinite
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
Other foreign subsidiaries member
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	1,764
Other foreign subsidiaries member | 2017 - 2021
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	958
Other foreign subsidiaries member | 2022 - 2026
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	284
Other foreign subsidiaries member | 2027 - 2031
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
Other foreign subsidiaries member | 2032 - 2036
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
Other foreign subsidiaries member | Indefinite
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 522